Stockholders' Equity (Deficiency) (Narrative from 10Q) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Stockholders Equity Details Narrative
Offering costs	the Company raised $530,337 (net of offering costs of $184,663 and five-year warrants to purchase: (i) 100,000 common shares at $0.35 per share and (ii) 98,000 common shares at $0.50 per share.) from the sale of 20.43 Units (including 2,042,856 common shares and 1,021,432 warrants) under the offering		the Company raised $530,337 (net of offering costs of $184,663 and five-year warrants to purchase: (i) 100,000 common shares at $0.35 per share and (ii) 98,000 common shares at $0.50 per share.) from the sale of 20.43 Units (including 2,042,856 common shares and 1,021,432 warrants) under the offering
Stock options granted	646,333		6,777,967
Stock options granted exercise price	$ 473,200	$ 1,895,000	$ 0.35
Stock options granted, Value	$ 0.35	$ 1.00
Stock options vested	56,784	625,350	910,214
Fair value of stock options granted to employees	0	57,750	1,747,007
Compensation expense	117,847	8,354	252,057
Unrecognized compensation costs related to nonvested share-based compensation	921,606		980,898
Unrecognized compensation costs weighted average period	1 year 4 months 24 days		1 year 6 months
Weighted-average grant-date fair value of options granted to employees	$ 0.12		$ 0.13
Non-employee stock options compensation expense	$ 0	$ 57,750